Document and Entity Information	5 Months Ended
Sep. 30, 2018 shares
Details
Registrant Name	Hawkeye Systems, Inc.
Registrant CIK	0001750777
SEC Form	S-1
Period End date	Sep. 30, 2018
Fiscal Year End	--06-30
Trading Symbol	TBD
Tax Identification Number (TIN)	333227029
Number of common stock shares outstanding	8,886,416
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Small Business	true
Emerging Growth Company	true
Ex Transition Period	false
Amendment Description	Remove Delaying Amendment
Amendment Flag	true
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Nevada
Entity Address, Address Line One	7119 W. Sunset Blvd, #468
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	310
Local Phone Number	606-2054